Divestitures - Summary of Net Assets Disposed (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Fair value of contingent consideration	$ 51	$ 22
Elite [Member] | Disposals [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Cash and cash equivalents	297	418
Fair value of contingent consideration	88	0
Total consideration	385	418
Total assets	(176)	(206)
Total liabilities	2	60
Net assets disposed	(174)	(146)
Opening balance 19.9% equity investment in Elite	0	87
Other	(15)	(17)
Gain on sale before income tax	196	342
Elite [Member] | Disposals [member] | Trade and other receivables [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(23)	(51)
Elite [Member] | Disposals [member] | Prepaid expenses and other current assets [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(24)	(13)
Elite [Member] | Disposals [member] | Computer software [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(25)	(36)
Elite [Member] | Disposals [member] | Goodwill [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(87)	(104)
Elite [Member] | Disposals [member] | Other non-current assets [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total assets	(17)	(2)
Elite [Member] | Disposals [member] | Payables, accruals and provisions [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total liabilities	0	11
Elite [Member] | Disposals [member] | Deferred revenue [member]
Disclosure In Tabular Form Of Consideration Received On Disposal Of Business [Line Items]
Total liabilities	$ 2	$ 49